UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 12.3%
Distributors 2.4%
Genuine Parts Co.	315,412	26,125,576
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	168,866	27,013,494
Household Durables 2.5%
Garmin Ltd.	512,043	26,370,214
Multiline Retail 2.4%
Target Corp.	477,119	26,017,299
Specialty Retail 2.5%
Home Depot, Inc.	180,709	27,082,858
Consumer Staples 14.7%
Beverages 7.3%
Coca-Cola Co.	578,078	26,331,453
Dr. Pepper Snapple Group, Inc.	284,480	25,901,904
PepsiCo, Inc.	226,013	26,156,485
		78,389,842
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	334,899	26,145,565
Household Products 5.0%
Kimberly-Clark Corp.	218,885	26,986,332
Procter & Gamble Co.	296,043	27,315,887
		54,302,219
Financials 7.1%
Banks
JPMorgan Chase & Co.	288,975	26,264,938
U.S. Bancorp.	506,273	25,946,491
Wells Fargo & Co.	483,735	24,704,346
		76,915,775
Health Care 17.7%
Biotechnology 7.9%
AbbVie, Inc.	367,478	27,671,093
Amgen, Inc.	153,862	27,352,048
Gilead Sciences, Inc.	353,467	29,588,723
		84,611,864
Health Care Equipment & Supplies 2.3%
Medtronic PLC	311,100	25,080,882
Pharmaceuticals 7.5%
Johnson & Johnson	203,825	26,980,315
Merck & Co., Inc.	415,606	26,540,599
Pfizer, Inc.	807,355	27,385,482
		80,906,396
Industrials 19.9%
Aerospace & Defense 7.8%
Lockheed Martin Corp.	92,035	28,106,569
Raytheon Co.	157,752	28,712,441
United Technologies Corp.	224,615	26,890,908
		83,709,918
Air Freight & Logistics 2.6%
United Parcel Service, Inc. "B"	242,709	27,756,201
Electrical Equipment 2.2%
Eaton Corp. PLC	338,313	24,277,341
Industrial Conglomerates 4.9%
3M Co.	133,880	27,354,362
General Electric Co.	1,037,128	25,461,492
		52,815,854
Machinery 2.4%
Illinois Tool Works, Inc.	189,721	26,088,535
Information Technology 14.8%
Communications Equipment 2.5%
Cisco Systems, Inc.	841,967	27,119,757
IT Services 2.5%
International Business Machines Corp.	183,130	26,193,084
Semiconductors & Semiconductor Equipment 7.2%
Intel Corp.	757,422	26,562,790
KLA-Tencor Corp.	264,792	24,808,362
QUALCOMM, Inc.	500,652	26,169,080
		77,540,232
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	172,547	28,297,708
Materials 2.5%
Chemicals
LyondellBasell Industries NV "A"	302,477	27,401,391
Utilities 10.2%
Electric Utilities 5.1%
NextEra Energy, Inc.	183,333	27,593,450
PPL Corp.	695,346	27,285,377
		54,878,827
Multi-Utilities 5.1%
DTE Energy Co.	248,114	27,868,164
Sempra Energy	235,363	27,756,359
		55,624,523
Total Common Stocks (Cost $959,002,110)		1,070,665,355
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 1.06% (a) (Cost $9,075,010)	9,075,010	9,075,010
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $968,077,120)	100.0	1,079,740,365
Other Assets and Liabilities, Net	0.0	(228,382)
Net Assets	100.0	1,079,511,983

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,070,665,355	$—	$—	$1,070,665,355
Short-Term Investments	9,075,010	—	—	9,075,010
Total	$1,079,740,365	$—	$—	$1,079,740,365

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017